Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net loss for the year	$ (13,694)	$ (52,419)	$ (60,514)
Adjustments for:
Depreciation and amortization	5,018	4,616	4,072
Deferred income tax	(2,075)	(4,902)	(11,118)
Loss on disposal of rights of use, property, equipment, and intangible assets	874	(9)	54
Expected credit losses from trade receivables	1,472	852	887
Share-based compensation	16,360	12,202	9,217
Provision for payroll taxes (share-based compensation)	3,326	(1,125)	7,611
Adjustment of hyperinflation	19,369	5,175	2,274
Equity results	(1,008)	(1,106)	(587)
Accrued interest	(23,757)	(2,252)	(264)
Fair value (gains) losses	(10,332)	2,522	(1,188)
Others and foreign exchange, net	8,298	2,786	930
Change in operating assets and liabilities
Trade receivables	(13,137)	(3,579)	(16,749)
Recoverable taxes	(3,597)	(671)	(2,692)
Prepaid expenses	(598)	3,947	(2,741)
Other assets	583	(583)	186
Accounts payable and accrued expenses	855	5,229	7,417
Taxes payable	7,347	(1,495)	3,102
Deferred revenue	6,948	1,157	12,330
Other liabilities	1,925	745	(364)
Cash provided by (used in) operating activities	4,177	(28,910)	(48,137)
Income tax refund (paid)	82	(312)	(4,854)
Net cash provided by (used in) operating activities	4,259	(29,222)	(52,991)
Cash flows from investing activities
Dividends received from joint venture	1,138	147	0
Purchase of short and long-term investment	(135,442)	(120,615)	(177,816)
Redemption of short-term investment	171,200	78,011	17,910
Interest and dividend received from short-term investments	2,106	1,110	588
Payment of business acquired	0	(1,692)	(5,712)
Acquisitions of intangible assets	0	0	(368)
Acquisitions of property and equipment	(472)	(340)	(1,383)
Derivative financial instruments	(105)	0	0
Net cash provided by (used in) investing activities	38,425	(43,379)	(166,781)
Cash flows from financing activities
Derivative financial instruments	0	(746)	0
Changes in restricted cash	1,660	(348)	246
Proceeds from the exercise of stock options	1,031	567	3,830
Net-settlement of share-based payment	(2,488)	(1,615)	(2,705)
Capital increase	0	0	1,000
Capital increase - issuance of common shares in initial public offering	0	0	296,318
Buyback of shares	(35,243)	(12,798)	(2,423)
Payment of loans and financing	(1,238)	(2,651)	(10,886)
Interest paid	(5)	(56)	(104)
Principal elements of lease payments	(1,574)	(1,263)	(913)
Lease interest paid	(573)	(670)	(680)
Net cash provided by (used in) financing activities	(38,430)	(19,580)	283,683
Net increase (decrease) in cash and cash equivalents	4,254	(92,181)	63,911
Cash and cash equivalents, beginning of the year	24,394	121,006	58,557
Effect of exchange rate changes	(613)	(4,431)	(1,462)
Cash and cash equivalents, end of the year	28,035	24,394	121,006
Non-cash transactions:
Lease liabilities arising from obtaining right-of-use assets and remeasurement	(251)	983	494
Issue of ordinary shares as consideration for a business combination	0	3	1,469
Unpaid amount related to acquisition of non-controlling interest	0	0	27
Unpaid amount related to business combinations	0	0	8,264
Dividends from joint venture used to pay accounts from acquisition of subsidiaries	0	448	0
Transactions with non-controlling interests	$ 27	$ 13	$ 7